Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Legg Mason ETF Investment Trust
Entity Central Index Key	0001645194
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
ClearBridge Dividend Strategy ESG ETF
Shareholder Report [Line Items]
Fund Name	ClearBridge Dividend Strategy ESG ETF
Class Name	ClearBridge Dividend Strategy ESG ETF
Trading Symbol	YLDE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ClearBridge Dividend Strategy ESG ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-877-721-1926 or 1-203-703-6002.
Additional Information Phone Number	1-877-721-1926 or 1-203-703-6002
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
ClearBridge Dividend Strategy ESG ETF	$24	0.47%
[1]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 50,386,910
Holdings Count | $ / shares	55	[2]
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$50,386,910
Total Number of Portfolio Holdings*	55
Portfolio Turnover Rate	7%
[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
ClearBridge Large Cap Growth ESG ETF
Shareholder Report [Line Items]
Fund Name	ClearBridge Large Cap Growth ESG ETF
Class Name	ClearBridge Large Cap Growth ESG ETF
Trading Symbol	LRGE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ClearBridge Large Cap Growth ESG ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-877-721-1926 or 1-203-703-6002.
Additional Information Phone Number	1-877-721-1926 or 1-203-703-6002
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
ClearBridge Large Cap Growth ESG ETF[1]	$25	0.49%
[3],[4]
Expenses Paid, Amount	$ 25	[3]
Expense Ratio, Percent	0.49%	[3]
Net Assets	$ 387,974,823
Holdings Count | $ / shares	41	[5]
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$387,974,823
Total Number of Portfolio Holdings*	41
Portfolio Turnover Rate	8%
[5]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
†	Annualized.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 0.47%.

[4]
†	Annualized.

[5]
*	Does not include derivatives, except purchased options, if any.